INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [Abstract]
Disclosure of detailed information about inventory [Table Text Block]
	December 31, 2024	December 31, 2023
Ore stockpiles	$674	$-
Work-in-process	51,987	-
Finished goods	714	-
Materials and supplies	4,645	-
	$58,020	-